Related party transactions and balances (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of related party with their relationships and transactions

The table below sets forth the major related parties and their relationships with the Company as of June 30, 2024 and December 31, 2023:

Name of related parties	Relationship with the Company
DLG Ventures Pte. Ltd.	Shareholder

i) Significant transactions with related parties were as follows:

	For the six-month ended June 30,
	2023	2024	2024
	S$’000	S$’000	US$’000

Interest expense on note from a shareholder	4	37	27

ii) Significant balances with related parties were as follows:

	December 31, 2023	June 30, 2024	June 30, 2024
	S$’000	S$’000	US$’000

Related parties
Note from a shareholder	2,850	-	-

RYDE GROUP LTD

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS